ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended					0 Months Ended			0 Months Ended										0 Months Ended						0 Months Ended				0 Months Ended		0 Months Ended
	May 08, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	May 08, 2014	May 07, 2014	Dec. 31, 2013 USD ($)	Jul. 04, 2014 HK Zoom USD ($)	Jul. 04, 2014 HK Zoom CNY	Jul. 04, 2014 HK Zoom	Aug. 01, 2014 Youloft HK USD ($)	Aug. 01, 2014 Youloft HK CNY	Aug. 01, 2014 Youloft HK	Dec. 31, 2014 Class A Ordinary shares USD ($)	May 08, 2014 Class A Ordinary shares USD ($)	Dec. 31, 2013 Class A Ordinary shares	May 08, 2014 Series A Preferred Stock	May 07, 2014 Series A Preferred Stock	May 08, 2014 Series B Preferred Stock	May 07, 2014 Series B Preferred Stock	May 08, 2014 Kingsoft	Aug. 26, 2011 Kingsoft CNY	Dec. 31, 2014 Kingsoft USD ($)	Dec. 31, 2013 Kingsoft USD ($)	Dec. 31, 2014 Kingsoft Class A Ordinary shares USD ($)	Dec. 31, 2013 Kingsoft Class A Ordinary shares USD ($)	Nov. 23, 2009 Cheetah Technology Zhuhai Juntian CNY	Nov. 23, 2009 Cheetah Technology Zhuhai Juntian HKD	Nov. 23, 2009 Cheetah Technology Zhuhai Juntian	Jul. 04, 2014 Cheetah Technology HK Zoom	Aug. 01, 2014 Cheetah Technology Youloft HK USD ($)	Aug. 01, 2014 Cheetah Technology Youloft HK	Jan. 01, 2011 Beijing Security Beike Internet CNY	Jan. 01, 2011 Beijing Security Beike Internet CNY
Percentage acquired									100.00%			51.90%																100.00%	100.00%		51.90%
Total fair value of purchase consideration							$ 24,542	152,274		$ 14,127	87,655															21,067	23,912			$ 14,127		700
Difference between purchase consideration and historical costs of net assets acquired																																	544
Historical costs of net assets acquired																																	156
Distribution to shareholders			30,775																		43,133
Proceeds from Issuance Of Initial Public Offer And Issuance Of Private Placement	$ 243,200	$ 227,117	1,409,177
ADSs issued	17,371,428
Price per ADS	$ 14
ADS ratio to ordinary shares														10
Common Stock, Par or Stated Value Per Share		$ 0.000025				$ 0.000025							$ 0.000025	$ 0.000025								$ 0.000025	$ 0.000025	$ 0.000025	$ 0.000025
Preferred Stock, Shares Issued		0	0													173,714,285	102,409,639	1,225,456,652	122,495,531
Common Stock, Shares, Issued		0	0	1,399,170,937	1,000,551,482	1,000,551,482							288,988,560		0							0	1,000,551,482	288,988,560	0
Conversion ratio	1
Company's controlling shareholder equity interest percentage																				47.90%
Company's controlling shareholder voting percentage																				53.50%